Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2022
Remuneration of Auditors [Abstract]
Schedule of Total Remuneration Paid or Payable to Auditors	During the financial year the following fees were paid or payable for services provided by PKF Brisbane Audit, the auditor of the Company:
	Consolidated
	30 June 2023	30 June 2022
	$	$

Audit and review of the Company’s financial statements
- PKF Perth	-	159,900
- PKF Brisbane Audit	197,000	95,000
Taxation services - PKF Perth	15,730	13,300
Other services - PKF Perth	1,200	3,500
	213,930	271,700